Unaudited Interim Condensed Consolidated Statemenets of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net loss	$ (26,811)	$ (10,496)
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation	24,126	22,701
Loss on sale of assets	2,750	0
Loss from inventory valuation	0	956
Amortization and write-off of deferred finance charges	2,011	893
Unrealized gain on derivatives	630	141
Share based compensation	60	60
Change in:
Accounts receivable trade	(970)	(5,674)
Due from Manager	0	(1,762)
Inventories	149	3,939
Accrued revenue	(420)	(799)
Prepaid expenses and other current assets	(661)	(339)
Due to Manager	(521)	0
Trade accounts payable	(178)	1,922
Accrued liabilities	(684)	(1,353)
Unearned revenue	(520)	(2,051)
Net Cash Provided by/ (Used in) Operating Activities	(1,039)	8,138
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(38,902)	(78,338)
Proceeds from vessel sale	29,000	0
Restricted cash released	57,863	7,967
Increase in restricted cash	(1,209)	(444)
Increase in bank time deposits	(27,500)	0
Net Cash (Used in)/ Provided by Investing Activities	19,252	(70,815)
Cash Flows from Financing Activities:
Proceeds from long-term debt	64,500	169,229
Principal payments of long-term debt	(122,372)	(85,448)
Dividends paid	(7,037)	(9,602)
Payment of deferred financing costs	(39)	(688)
Repurchase of common stock	(107)	0
Repurchase of preferred stock	(929)	0
Net Cash Provided by/(Used in) Financing Activities	(65,984)	73,491
Net increase/(decrease) in cash and cash equivalents	(47,771)	10,814
Cash and cash equivalents at beginning of year	130,743	107,312
Cash and cash equivalents at end of year	$ 82,972	$ 118,126